Property, plant and equipment (Disclosure of detailed information about benchmark prices) (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
2021 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
WTI Crude Prices	$ 0	$ 47.17
Henry Hub Prices	0	2.83
2022 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
WTI Crude Prices	72.83	50.17
Henry Hub Prices	3.85	2.87
2023 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
WTI Crude Prices	68.78	53.17
Henry Hub Prices	3.44	2.90
2024 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
WTI Crude Prices	66.76	54.97
Henry Hub Prices	3.17	2.96
2025 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
WTI Crude Prices	68.09	56.07
Henry Hub Prices	3.24	3.02
2026 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
WTI Crude Prices	69.45	57.19
Henry Hub Prices	3.30	3.08
2027 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
WTI Crude Prices	70.84	58.34
Henry Hub Prices	3.37	3.14
2028 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
WTI Crude Prices	72.26	59.50
Henry Hub Prices	3.44	3.20
2029 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
WTI Crude Prices	73.70	60.69
Henry Hub Prices	3.50	3.26
2030 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
WTI Crude Prices	75.18	61.91
Henry Hub Prices	3.58	3.33
2031 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
WTI Crude Prices	76.68	63.15
Henry Hub Prices	3.65	3.39
2032 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
WTI Crude Prices	78.21	0
Henry Hub Prices	$ 3.72	$ 0